NOTES AND LOANS PAYABLE	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
NOTES AND LOANS PAYABLE

8.	NOTES AND LOANS PAYABLE

Notes payable at March 31, 2023 and December 31, 2022, respectively, are summarized as follows:

	March 31, 2023	December 31, 2022
Notes and loans payable	$181,242	$155,598
Less current portion	(36,596)	(15,809)
Long-term portion	$144,646	$139,789

Long-term debt matures as follows:

Amount
2024	$36,596
2025	4,988
2026	4,988
2027	4,988
2028	4,988
Thereafter	124,694
Total	$181,242

Loans and Notes Payable – Unrelated Party

On March 12, 2009, the Company issued a debenture in the principal amount of $20,000. The debenture bears interest at 12% per annum and matured on September 12, 2009. The balance of the debenture was $10,989 at March 31, 2023 and December 31, 2022 and the accrued interest was $6,554 and $6,229 at March 31, 2023 and December 31, 2022, respectively. The Company assigned all of its receivables from consumer activations of the rewards program as collateral on this debenture.

Small Business Administration (“SBA”) Loans

On June 2, 2020, the Company obtained an SBA loan in the principal amount of $150,000 with an interest rate of 3.75% and a maturity date of June 2, 2050. The Company reclassified $5,723 of accrued interest to the principal amounts for the three months ended March 31, 2023. The principal balance and accrued interest at March 31, 2023 was $149,633 and $0, respectively, and principal and accrued interest at December 31, 2022 was $144,609 and $5,723, respectively.